Equity (Narrative) (Detail) $ in Millions			1 Months Ended											3 Months Ended	12 Months Ended
	Aug. 15, 2016 shares	[1]	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	May 31, 2018	Apr. 30, 2018 shares	Feb. 28, 2018 USD ($) Agreement	Jan. 31, 2018 USD ($) Performance_Factor shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) Agreement	Jul. 31, 2016 shares	Apr. 30, 2016 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) Performance_Factor shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock																$ 2,461	$ 1,302	$ 2,152
Common stock, shares outstanding | shares				681,000,000										681,000,000		681,000,000	645,000,000
Issuance of common stock (in shares)																$ 2,461	$ 1,302	2,152
Shares of common stock issued in acquisition | shares			22,500,000
Shares of common stock issued in acquisition, value			$ 1,600
Net proceeds from issuance of Dominion Midstream common units																$ 4	18	482
Net proceeds from issuance of Dominion Midstream convertible preferred units																		490
Conversion basis				0.01										0.01		0.01
Subordinated unit conversion						0.01
Number of shares received | shares					26,700,000
Increase (decrease) Non-controlling interest					$ 375
Compensation cost related to stock-based compensation																$ 48	45	33
Tax benefit from stock awards and stock options exercised																$ 12	16	11
Vesting period																3 years
Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash-based performance grants minimum percentage																0.00%
Cash-based performance grants maximum percentage																200.00%
February 2016 Cash Based Performance Grant | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor									2
Expected award under grant									$ 12
February 2017 Cash Based Performance Grant [Member] | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor																2
February 2017 Cash Based Performance Grant [Member] | Officer | Two-year grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Targeted amount of the grant				$ 13										$ 13		$ 13
Liability accrued for award				13										13		13
February 2017 Cash Based Performance Grant [Member] | Officer | Three-year grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Targeted amount of the grant				14										14		14
Liability accrued for award				10										10		$ 10
February 2018 Cash Based Performance Grant [Member] | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance metrics achieved | Performance_Factor																2
February 2018 Cash Based Performance Grant [Member] | Officer | Three-year grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Targeted amount of the grant				16										16		$ 16
Liability accrued for award				$ 5										$ 5		$ 5
Dominion Direct Employee Stock Awards Employee Savings Plans Director Stock Compensation Plans and Contingent Convertible Senior Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for future agreement | shares				76,000,000										76,000,000		76,000,000
Stock Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares were available for future grants | shares				22,000,000										22,000,000		22,000,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards				$ 49										$ 49		$ 49
Fair value of restricted stock awards that vested																$ 23	$ 21	$ 21
Virginia Electric and Power Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock (in shares) | shares																0	0	0
Common stock, shares outstanding | shares				274,723										274,723		274,723	274,723
Repurchase of common stock, shares | shares																0	0
Virginia Electric and Power Company | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of common stock, shares | shares															0
Dominion Midstream Partners, LP | Limited Partner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of Dominion Midstream common units																	$ 18	$ 482
Dominion Midstream Partners, LP | Limited Partner | Convertible Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of Dominion Midstream convertible preferred units																		$ 490
Dominion Midstream Partners, LP | Dominion Midstream Limited Partner Common Unit Purchase Program | Limited Partner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized purchase amount																			$ 50
Stock repurchase program expiration date																Sep. 30, 2016
Number of common units purchased | shares																		658,000
Value of common units purchased																		$ 17
Maximum | Stock Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock based awards																8 years
Weighted Average | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average period recognized for the unrecognized compensation cost																2 years 1 month 6 days
Noncontrolling Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase (decrease) Non-controlling interest					$ (375)
Goldman Sachs & Co. and Credit Suisse LLC.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock				$ 1,400
Issuance of common stock (in shares) | shares																22,100,000
Number of shares for future agreement | shares							20,000,000
Capital Unit, Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										$ 1,000
Issuance of common stock (in shares) | shares	28,000,000									12,500,000
Capital Unit, Class A | Remarketable Subordinated Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock																$ 1,100
Issuance of common stock (in shares) | shares										12,500,000		8,500,000	8,500,000
Underwritten Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock													$ 756
Issuance of common stock (in shares) | shares													10,200,000
Various Programs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock																$ 2,500
Issuance of common stock (in shares) | shares																36,000,000
Common stock, shares outstanding | shares				681,000,000										681,000,000		681,000,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds received from issuance of shares through Dominion Direct and employee savings plans																$ 315
Number of shares issued through Dominion Direct and employee savings plans | shares																4,500,000
Shelf Registration for Sale of Common Stock through At-the-market Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock									$ 495					$ 197
Issuance of common stock (in shares) | shares									6,600,000					2,700,000
Number of sales agency agreements | Agreement								6			3
Issuance of common stock (in shares)											$ 0
Fees and commissions paid									$ 5					$ 2
Remaining ability to issue stock under the sales agency agreements				$ 801										$ 801		$ 801
Shelf Registration for Sale of Common Stock through At-the-market Program | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock authorized amount								$ 1,000			$ 500
Underwriting Agreement | Goldman Sachs & Co. and Credit Suisse LLC.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercised | shares							2,100,000

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.